Intangible assets and goodwill (Tables)	9 Months Ended
Sep. 30, 2017
Intangible assets and goodwill
Schedule of gross carrying amount of in process research and development and goodwill

The gross carrying amount of in‑process research and development (IPR&D), acquired developed product rights and goodwill is as follows (in thousands):

	As of September 30, 2017
	Beginning of Period	Additions	Amortization/Impairment	End of Period
IPR&D	$20,723	$—	$(20,723)	$—
Acquired developed product rights	40,177	—	(3,767)	36,410
Goodwill	7,256	—	—	7,256
Total	$68,156	$—	$(24,490)	$43,666

	As of December 31, 2016
	Beginning of Period	Additions	Impairment	End of Period
IPR&D	$36,551	$—	$(15,828)	$20,723
Acquired developed product rights	—	40,177	—	40,177
Goodwill	7,256	—	—	7,256
Total	$43,807	$40,177	$(15,828)	$68,156